Prepaids, Deposits and Other Assets (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Prepaids, Deposits and Other Assets [Line Items]
Prepaids, deposits and other assets	$ 1,849	$ 1,797	$ 2,914
Prepaid taxes [Member]
Prepaids, Deposits and Other Assets [Line Items]
Prepaids, deposits and other assets	1,014	927	922
Prepaid leases [Member]
Prepaids, Deposits and Other Assets [Line Items]
Prepaids, deposits and other assets	217	222	747
Prepayment to suppliers [Member]
Prepaids, Deposits and Other Assets [Line Items]
Prepaids, deposits and other assets	235	279	585
Deposits on EGM orders [Member]
Prepaids, Deposits and Other Assets [Line Items]
Prepaids, deposits and other assets	92	16	257
Rental, utilities and other deposits [Member]
Prepaids, Deposits and Other Assets [Line Items]
Prepaids, deposits and other assets	291	353	240
Restricted deposit [Member]
Prepaids, Deposits and Other Assets [Line Items]
Prepaids, deposits and other assets		$ 0	$ 163